Income taxes - Summary of Movements in Deferred Tax Balances (Detaill)	12 Months Ended
Dec. 31, 2020 EUR (€)
(Charged)/credited
- Profit or loss	€ 2,063,922
Deferred tax assets Ending balance	2,063,922
(Charged)/credited
- Profit or loss	(1,964,583)
Deferred tax liabilities Ending balance	(1,964,583)
Net deferred tax assets	99,339
Research And Development Expenses [Member]
(Charged)/credited
- Profit or loss	1,964,583
Deferred tax assets Ending balance	1,964,583
Other Receivables [Member]
(Charged)/credited
- Profit or loss	(1,964,583)
Deferred tax liabilities Ending balance	(1,964,583)
Accrued Expenses [Member]
(Charged)/credited
- Profit or loss	99,339
Deferred tax assets Ending balance	€ 99,339